BUSINESS ACQUISITIONS - Schedule of Carrying Amount and Fair Value of Identified Assets and Liabilities (Details) - PEN (S/) S/ in Thousands		12 Months Ended
	Mar. 13, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of cash flows on acquisition
Net cash flow on acquisition		S/ (727,180)	S/ 0	S/ (5,564)
Pacífico EPS
Assets
Cash	S/ 223,670,000
Investments	320,161,000
Property, furniture and equipment, net, Note 9(a)	731,716,000
Investment property, Note 12(g)	953,000
Right-of-use assets, net, Note 11	128,049,000
Intangible assets, Note 10(a)	708,607,000
Other assets	484,974,000
Total assets	2,598,130,000
Liabilities
Due to banks and correspondents	15,795,000
Bonds and notes issued	115,520,000
Lease liabilities	156,245,000
Deferred tax liabilities, net	265,042,000
Other liabilities	615,150,000
Total liabilities	1,167,752,000
Total net assets identified at fair value	1,430,378,000
Existing shareholding	(950,850,000)
Non-controlling interest	(57,177,000)
Goodwill arising on acquisition, Note 10(b)	528,499,000
Total purchase consideration	950,850,000
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary (included in investing cash flows)	223,670,000
Cash paid	(950,850,000)
Net cash flow on acquisition	(727,180,000)
Pacífico EPS | Carrying amount
Assets
Cash	223,670,000
Investments	320,161,000
Property, furniture and equipment, net, Note 9(a)	522,895,000
Investment property, Note 12(g)	948,000
Right-of-use assets, net, Note 11	128,049,000
Intangible assets, Note 10(a)	27,036,000
Other assets	484,974,000
Total assets	1,707,733,000
Liabilities
Due to banks and correspondents	15,795,000
Bonds and notes issued	115,520,000
Lease liabilities	156,245,000
Deferred tax liabilities, net	2,375,000
Other liabilities	615,150,000
Total liabilities	905,085,000
Total net assets identified at fair value	802,648,000
Pacífico EPS | Fair value adjustments
Assets
Cash	0
Investments	0
Property, furniture and equipment, net, Note 9(a)	208,821,000
Investment property, Note 12(g)	5,000
Right-of-use assets, net, Note 11	0
Intangible assets, Note 10(a)	681,571,000
Other assets	0
Total assets	890,397,000
Liabilities
Due to banks and correspondents	0
Bonds and notes issued	0
Lease liabilities	0
Deferred tax liabilities, net	262,667,000
Other liabilities	0
Total liabilities	262,667,000
Total net assets identified at fair value	S/ 627,730,000